Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Jun. 08, 2023
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2023